Fair Value Measurements - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - PHOENIX BIOTECH ACQUISITION CORP. [Member]	Dec. 31, 2022 USD ($)
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Money Market Funds	$ 8,436,311
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Money Market Funds
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Money Market Funds